Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.386630%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	1.91625%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,489,092.96

Principal:
Principal Collections	$20,200,323.00
Prepayments in Full	$9,671,889.95
Liquidation Proceeds	$275,628.64
Recoveries	$20,927.93
Sub Total	$30,168,769.52
Collections	$32,657,862.48

Purchase Amounts:
Purchase Amounts Related to Principal	$81,284.98
Purchase Amounts Related to Interest	$121.77
Sub Total	$81,406.75

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,739,269.23

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,739,269.23
Servicing Fee	$751,437.72	$751,437.72	$0.00	$0.00	$31,987,831.51
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,987,831.51
Interest - Class A-2a Notes	$384,308.14	$384,308.14	$0.00	$0.00	$31,603,523.37
Interest - Class A-2b Notes	$203,440.94	$203,440.94	$0.00	$0.00	$31,400,082.43
Interest - Class A-3 Notes	$643,094.83	$643,094.83	$0.00	$0.00	$30,756,987.60
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$30,560,950.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,560,950.27
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$30,497,790.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,497,790.27
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$30,452,511.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,452,511.27
Regular Principal Payment	$40,006,106.53	$30,452,511.27	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$32,739,269.23

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,452,511.27
Total					$30,452,511.27
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,361,749.26	$88.01	$384,308.14	$1.75	$19,746,057.40	$89.76
Class A-2b Notes	$11,090,762.01	$88.01	$203,440.94	$1.61	$11,294,202.95	$89.62
Class A-3 Notes	$0.00	$0.00	$643,094.83	$1.86	$643,094.83	$1.86
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$30,452,511.27	$28.93	$1,535,320.24	$1.46	$31,987,831.51	$30.39

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$196,242,454.45	0.8920112	$176,880,705.19	0.8040032
Class A-2b Notes	$112,411,245.96	0.8920112	$101,320,483.95	0.8040032
Class A-3 Notes	$346,060,000.00	1.0000000	$346,060,000.00	1.0000000
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$812,373,700.41	0.7716755	$781,921,189.14	0.7427486

Pool Information
Weighted Average APR	3.168%	3.157%
Weighted Average Remaining Term	50.75	49.93
Number of Receivables Outstanding	34,720	34,054
Pool Balance	$901,725,261.42	$871,072,994.20
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$831,926,301.34	$803,857,188.58
Pool Factor	0.7895557	0.7627164

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$67,215,805.62
Targeted Overcollateralization Amount	$98,705,400.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$89,151,805.06

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		77	$423,140.65
(Recoveries)		12	$20,927.93
Net Loss for Current Collection Period			$402,212.72
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5353%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3362%
Second Prior Collection Period			0.4290%
Prior Collection Period			0.1832%
Current Collection Period			0.5445%
Four Month Average (Current and Prior Three Collection Periods)			0.3732%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		479	$1,703,578.13
(Cumulative Recoveries)			$70,441.71
Cumulative Net Loss for All Collection Periods			$1,633,136.42
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1430%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,556.53
Average Net Loss for Receivables that have experienced a Realized Loss			$3,409.47

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.79%	256	$6,922,588.22
61-90 Days Delinquent	0.14%	43	$1,218,977.73
91-120 Days Delinquent	0.03%	7	$237,374.20
Over 120 Days Delinquent	0.01%	6	$125,621.90
Total Delinquent Receivables	0.98%	312	$8,504,562.05

Repossession Inventory:
Repossessed in the Current Collection Period		22	$700,289.97
Total Repossessed Inventory		32	$964,630.60

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0934%
Prior Collection Period			0.1037%
Current Collection Period			0.1644%
Three Month Average			0.1205%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1816%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	8

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer